Investments Accounted for by the Equity Method and Variable Interest Entities - Other Equity Investments (Details) $ in Millions	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)
Schedule of Equity Method Investments [Line Items]
Generation capacity (in MW) | MW	23,000
Equity investments in affiliates | $	$ 388	$ 412
Gladstone
Schedule of Equity Method Investments [Line Items]
Ownership percentage	37.50%
Generation capacity (in MW) | MW	1,613
Equity investments in affiliates | $	$ 124